SUPPLEMENT dated July 1, 2004

                              To the PROSPECTUS of

                    The Boston Company Small Cap Growth Fund
                             (Service Class Shares)

                             Dated: January 28, 2004


--------------------------------------------------------------------------------

The following information replaces certain information under the "The Investment Adviser" section of the prospectus for the fund:

-------------------------------------------------------------------------------------------------------------------------------
Fund                                  Fund managers                Positions during past five years*
-------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                 B. Randall Watts, Jr., CFA   Senior Vice President, Randy is a portfolio manager for our
                                                                   US Small Cap Growth and US Small Cap Value Equity
                                                                   strategies. He also conducts research covering the
                                                                   technology and industrial sectors.

                                      Todd Wakefield, CFA          Vice President, Todd is a portfolio manager for our US Small
                                                                   Cap Growth strategies and a member of the portfolio
                                                                   management team for our Small-to-Midcap Growth strategies.
                                                                   He also conducts research covering the consumer services and energy sectors. Prior to 1998, Todd served as a portfolio
                                                                   manager/ analyst at Fleet Investment Advisors.
-------------------------------------------------------------------------------------------------------------------------------

* Includes positions with Standish Mellon prior to July 1, 2003 and with the predecessor to Standish Mellon for periods prior to August 1, 2001.

                          SUPPLEMENT dated July 1, 2004

                              To the PROSPECTUS of

                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                          (Institutional Class Shares)
               The Boston Company Small Capitalization Equity Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
            The Boston Company International Value Opportunities Fund

                              Dated: June 15, 2004
                            As Revised: June 15, 2004


--------------------------------------------------------------------------------

The following information replaces certain information under the "The Investment Adviser" section for the Large Cap Core Fund, Small Capitalization Equity Fund, Small Cap Tax-Sensitive Equity Fund, Small Cap Growth Fund and International Small Cap Fund only:

-------------------------------------------------------------------------------------------------------------------------------
Fund                                  Fund managers                Positions during past five years*
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund                   Sean P. Fitzgibbon, CFA      Senior Vice President, Sean is the portfolio manager for out
                                                                   US Large Cap Core Equity and Long/Short strategies. He is
                                                                   also a member of our Global Equity Investment Team. In
                                                                   addition, Sean is responsible for conducting research
                                                                   covering the health care and consumer discretionary sectors.

                                      Martin D. Stephan, CFA       Vice President, Martin is a portfolio manager for our US
                                                                   Large Cap Core Equity strategy. In addition, Martin is
                                                                   responsible for conducting research covering the energy,
                                                                   utility and chemical sectors.

-------------------------------------------------------------------------------------------------------------------------------
Small Capitalization Equity Fund      B. Randall Watts, Jr., CFA   Senior Vice President, Randy is a portfolio manager for our
                                                                   US Small Cap Growth and US Small Cap Value Equity
                                                                   strategies. He also conducts research covering the
                                                                   technology and industrial sectors.

                                      P. Hans Von Der Luft, MBA    Vice President, Hans is a portfolio manager for our US Small
                                                                   Cap Value Equity strategies and a member of the portfolio
                                                                   management team for our US Small Cap Growth strategies. He is responsible for conducting research covering the health care and finance sectors. Prior to 2001, Hans was an equity analyst at McDonald Investments.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Small Cap Tax-Sensitive Equity Fund   B. Randall Watts, Jr., CFA   Senior Vice President, Randy is a portfolio Small Cap Growth
                                                                   Fund manager for our US Small Cap Growth and US Small Cap
                                                                   Value Equity strategies. He also conducts research covering the technology and industrial sectors.

                                      Todd Wakefield, CFA          Vice President, Todd is a portfolio manager for our US Small
                                                                   Cap Growth strategies and a member of the portfolio
                                                                   management team for our Small-to-Midcap Growth strategies.
                                                                   He also conducts research covering the consumer services and energy sectors. Prior to 1998, Todd served as a portfolio
                                                                   manager/ analyst at Fleet Investment Advisors.

-------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund          Daniel B. LeVan, CFA         Senior Vice President, Dan is a portfolio manager for our
                                                                   International Small Cap Fund strategy. He is also a member of the portfolio management team for our Global Equity and
                                                                   International Core Equity disciplines. In addition, Dan is responsible for conducting research covering the health care and technology sectors.

                                      John W. Evers, CFA           Vice President, John is a portfolio manager for our
                                                                   International Small Cap Fund strategy. He is also a member of the portfolio management team for our Global Equity and
                                                                   International Core Equity disciplines. In addition, John is responsible for conducting research covering the energy and telecommunication sectors.
-------------------------------------------------------------------------------------------------------------------------------

* Includes positions with Standish Mellon prior to July 1, 2003 and with the predecessor to Standish Mellon for periods prior to August 1, 2001.

The following information supplements the information regarding The Boston Company International Value Opportunities Fund:

The Boston Company International Value Opportunities Fund has not yet commenced operations and is not currently offering its shares to the public.